UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 Investment Company Act file number 811-21309


            Advent Claymore Convertible Securities and Income Fund
            ------------------------------------------------------
              (Exact name of registrant as specified in charter)

                          1065 Avenue of the Americas
                              New York, NY 10018
              ----------------------------------------------------
              (Address of principal executive offices) (Zip code)

                            Rodd Baxter, Secretary
            Advent Claymore Convertible Securities and Income Fund
                          1065 Avenue of the Americas
                              New York, NY 10018
            -------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-386-7407

Date of fiscal year end:  October 31, 2004

Date of reporting period: July 1, 2003 to June 30, 2004

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


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Item 1. Proxy Voting Record.

The Fund did not have any proxy voting records for the reporting period beginning July 1, 2003 and ended June 30, 2004.

                                  SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)  Advent Claymore Convertible Securities and Income Fund


By: /s/ Tracy V. Maitland
    ------------------------------------
Name:   Tracy V. Maitland
Title:  President and Chief Executive Officer
Date:   August 19, 2004



By: /s/ Bruce S. Berger
    ------------------------------------
Name:   Bruce S. Berger
Title:  Treasurer and Chief Financial Officer
Date:   August 19, 2004